SUPPLEMENT DATED AUGUST 27, 2007 TO THE PROSPECTUS
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE DELETE THE SECOND PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

The Credit Suisse Quantitative Strategies Group is responsible for the day-to-day management of the Fund. The current group members are Joseph Cherian, William Weng, Todd Jablonski, and Eric Leng. Mr. Cherian and Mr. Weng are the lead portfolio managers of the Credit Suisse Quantitative Strategies Group. Each portfolio manager has served in such capacity since the Fund's inception, with the exception of Mr. Leng, who joined the team in July 2007.

FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND, PLEASE ADD THE FOLLOWING PARAGRAPH IN THE SECTION ENTITLED "THE SUB-ADVISER AND PORTFOLIO MANAGEMENT" AFTER THE FIFTH
PARAGRAPH:

Eric Leng, Ph.D. CFA, Director, is a Senior Portfolio Manager in the Quantitative Strategies Group where he manages structured equity portfolios. Prior to joining Credit Suisse in 2007, Dr. Leng founded and served as the managing partner at Clotho Investment Group, an exclusive outside manager for multi-strategy hedge fund Millennium Partners. From 2002 to 2005, Dr. Leng was a portfolio manager responsible for the market neutral product at DuPont Capital Management. Previously, he was a senior investment analyst at American Century Investment. Dr. Leng holds an M.B.A in Finance from the Wharton School, University of Pennsylvania, a Ph.D. in Biomedical Sciences from the Baylor College of Medicine and a B.Sc in Molecular Engineering from the University of Science and Technology of China. He is a CFA Charter holder. Before Dr. Leng started his career in finance, he authored or co-authored numerous articles in top peer-reviewed journals in biomedical sciences.


















This Supplement is dated August 27, 2007.

(To be used with VC5869 Rev. 05/07, VC5890 Rev. 05/07, VC5995 Rev. 05/07, VC3656
Rev. 05/07,  VC3657 Rev. 05/07,  VC3723 Rev. 05/07,  NV3174CE Rev. 05/07, NV3784
Rev. 05/07, VC4224 Rev. 05/07, NV4224 Rev. 05/07, NV5869 Rev. 05/07, NV5890 Rev.
05/07, VC5526 Rev. 05/07,  NV5526 Rev. 05/07,  FVC4224FT Rev. 05/07, VC5825 Rev.
05/07,  VC5884 Rev. 05/07,  VC5885 Rev. 05/07, HR105 Rev. 05/07, and VC2440 Rev.
05/07.)

                                                                     V6172 08/07

                        SUPPLEMENT DATED AUGUST 27, 2007
                   TO THE STATEMENT OF ADDITIONAL INFORMATION
                              DATED APRIL 30, 2007

                               JNL(R) SERIES TRUST

Please note that the changes apply to your variable annuity and/or variable life product(s).

ON PAGE 76, PLEASE DELETE THE TABLE IN ITS ENTIRETY IN THE SECTION ENTITLED "PORTFOLIO MANAGER COMPENSATION STRUCTURE" AND REPLACE IT WITH THE FOLLOWING:

-------------------------------- ------------------------------ -----------------------------------
Portfolio Manager                Benchmark(s)                   Peer Group
-------------------------------- ------------------------------ -----------------------------------
Neil Gregson                     MSCI Eastern Europe            Lipper Hindsight LUX Eastern
                                 MSCI Emerging Europe           Europe
                                 MSCI Global Emerging Markets   Lipper Hindsight Global Emerging
                                                                Markets
                                                                Lipper Emerging Markets Fund
                                                                Lipper Precious Metals
-------------------------------- ------------------------------ -----------------------------------
William Weng                     S&P 500 Index                  Lipper Large Cap Core
-------------------------------- ------------------------------ -----------------------------------
Todd Jablonski                   S&P 500 Index                  Lipper Large Cap Core
-------------------------------- ------------------------------ -----------------------------------
Eric Leng                        S&P 500 Index                  Lipper Large Cap Core
-------------------------------- ------------------------------ -----------------------------------

ON PAGE 76, PLEASE ADD THE FOLLOWING TABLE TO THE SECTION ENTITLED "OTHER ACCOUNTS MANAGED BY THE PORTFOLIO MANAGERS AND POTENTIAL CONFLICTS OF INTEREST":


Eric Leng*                                                             Number Of                     Total
                                                                        ACCOUNTS                    ASSETS
registered investment companies: .......................                   14                   $2,256,742,220
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other pooled investment vehicles:.......................                   0                          N/A
                                                                 -----------------------    ------------------------
                                                                 -----------------------    ------------------------
other accounts:.........................................                   3                     $528,391,253
                                                                 -----------------------    ------------------------

* Mr. Leng became a portfolio manager on the JNL/Credit Suisse Long/Short Fund in July 2007. The information shown in this chart is as of July 31, 2007.


ON PAGE 78, PLEASE DELETE THE TABLE IN ITS ENTIRETY UNDER THE SECTION ENTITLED "SECURITY OWNERSHIP OF PORTFOLIO MANAGERS FOR THE JNL/CREDIT SUISSE LONG/SHORT FUND" AND REPLACE IT WITH THE FOLLOWING:

----------------------------------------- ---------------- ------------------- ----------------- ------------------
SECURITY OWNERSHIP OF PORTFOLIO MANAGERS      Joseph                                Todd
                                              Cherian         William Weng        Jablonski          Eric Leng
----------------------------------------- ---------------- ------------------- ----------------- ------------------
None                                             X                 X                  X                  X
----------------------------------------- ---------------- ------------------- ----------------- ------------------
$1-$10,000
----------------------------------------- ---------------- ------------------- ----------------- ------------------
$10,001-$50,000
----------------------------------------- ---------------- ------------------- ----------------- ------------------
$50,001-$100,000
----------------------------------------- ---------------- ------------------- ----------------- ------------------
$100,001-$500,000
----------------------------------------- ---------------- ------------------- ----------------- ------------------
$500,001-$1,000,000
----------------------------------------- ---------------- ------------------- ----------------- ------------------
Over $1,000,000
----------------------------------------- ---------------- ------------------- ----------------- ------------------

This Supplement is dated August 27, 2007.

(To be used with V3180 Rev. 05/07.)

                                                                    V6173 08/07